Short-term Loans	12 Months Ended
Dec. 31, 2023
Short-term Loans [Abstract]
Short-term loans

(14) Short-term loans

Short-term loans and total outstanding balance as of December 31, 2022 and 2023 amounted to RMB35,679 and RMB164,300, respectively, which are RMB-denominated borrowings made by the Company’s subsidiaries from financial institutions in mainland China. The Group borrowed RMB35,679 and RMB182,301 one-year loans for its general working capital purposes in 2022 and 2023, respectively.

As of December 31, 2022 and 2023, the weighted average interest rates for the outstanding borrowings were approximately 4.50% and 4.50%, respectively, and the unused lines of credit for the short-term loans was RMB164,321 and RMB35,700, respectively.